PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of January 1	$ 849	$ 624
Additions	179	221
Acquisitions	54	1
Disposals and write off	(3)	(3)
Depreciation	(120)	(102)
Impairment	(7)	(6)
Translation adjustment	(46)	12
Transfers and reclassifications	0	(2)
Modifications and reassessments	76	58
Balance as of September 30	982	803
Six solar power plants
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	49
SUNVIN 11 LLC
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	2
LLC ISP Shtorm
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	2
Micromobility
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	$ 1
Uklon
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions		$ 1